ENTITY-WIDE DISCLOSURES (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	$ 4,972	$ 4,344	$ 15,068	$ 12,636
Segment Geographical Groups Of Countries Group One Member
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	2,601	1,955	7,817	5,755
Segment Geographical Groups Of Countries Group One Member | Generics [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	1,074	863	3,347	2,715
Segment Geographical Groups Of Countries Group One Member | Branded [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	1,468	1,090	4,330	3,034
Segment Geographical Groups Of Countries Group One Member | Other Products [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	59	2	140	6
Segment Geographical Groups Of Countries Group Two Member
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	1,357	1,344	4,146	4,166
Segment Geographical Groups Of Countries Group Two Member | Generics [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	798	917	2,457	2,828
Segment Geographical Groups Of Countries Group Two Member | Branded [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	376	242	1,143	772
Segment Geographical Groups Of Countries Group Two Member | Other Products [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	183	185	546	566
Segment Geographical Groups Of Countries Group Three [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	1,014	1,045	3,105	2,715
Segment Geographical Groups Of Countries Group Three [Member] | Generics [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	620	695	1,919	1,671
Segment Geographical Groups Of Countries Group Three [Member] | Branded [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	177	132	571	433
Segment Geographical Groups Of Countries Group Three [Member] | Other Products [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	$ 217	$ 218	$ 615	$ 611